Compensation of the Members of the Board of Directors and Management (Tables)	12 Months Ended
Dec. 31, 2024
Compensation of the Members of the Board of Directors and Management [Abstract]
Schedule of Compensation of the Board of Directors and Management
	Executive Management			Board of Directors			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Short term benefits	737,055	708,830	1,036,398	146,916	154,154	191,684	883,971	862,984	1,228,082
Post-employee benefits years	38,494	49,492	51,361	-	-	-	38,494	49,492	51,361
Share bonuses		-	-	-	-	-	-	-	-
Share-based payment	261,105	269,637	180,225	41,396	45,987	53,582	302,501	315,624	233,807
Total	1,036,654	1,027,960	1,267,984	188,312	200,140	245,266	1,224,966	1,228,100	1,513,250